Earnings per share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Summary of Reconciliation of Earnings Used To Calculate Earnings Per Share

	Six months ended 30 June		Year ended 31 December
	2022	2021	2021
	£m	£m	£m

Earnings attributable to owners of the parent	1,859	3,250.0	6,801
Coupon on perpetual hybrid bonds	(29)	-	(15)
Tax on coupon on perpetual hybrid bonds	6	-	3
Earnings	1,836	3,250	6,789

Summary of Earnings Per Share Calculations

Earnings per share calculations are based upon the following:

			Reported		Adjusted		Headline
		Basic	Diluted	Basic	Diluted	Basic	Diluted
Six months ended 30 June 2022
- Earnings	£m	1,836	1,836	3,806	3,806	2,968	2,968
- Shares	m	2,262	2,273	2,262	2,273	2,262	2,273
- Per share	GBp	81.2	80.8	168.3	167.4	131.2	130.6
Six months ended 30 June 2021
- Earnings	£m	3,250	3,250	3,540	3,540	3,310	3,310
- Shares	m	2,287	2,296	2,287	2,296	2,287	2,296
- Per share	GBp	142.1	141.6	154.8	154.2	144.7	144.2
Year ended 31 December 2021
- Earnings	£m	6,789	6,789	7,556	7,556	7,243	7,243
- Shares	m	2,287	2,297	2,287	2,297	2,287	2,297
- Per share	GBp	296.9	295.6	330.4	329.0	316.7	315.3

Summary of Adjusted Diluted Earnings Per Share

Adjusted diluted earnings per share are calculated by taking the following adjustments into account (see pages 33 to 36):

	Six months ended 30 June		Year ended 31 December
	2022	2021	2021
	pence	pence	pence

Diluted earnings per share	80.8	141.6	295.6
Effect of restructuring and integration costs	12.7	3.1	4.9
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles	5.5	4.8	12.7
Effect of disposal of the Group’s operations in Iran	-	-	15.6
Effect of impairment and associated costs in respect of assets/liabilities held-for-sale	42.0	3.1	-
Effect of excise and VAT dispute	-	-	1.0
Effect of other adjusting items	21.9	0.4	0.6
Effect of associates’ adjusting items	2.7	(0.3)	0.5
Effect of other adjusting items in net finance costs	1.5	1.4	2.4
Effect of adjusting items in respect of deferred taxation	0.3	0.1	(4.3)
Adjusted diluted earnings per share	167.4	154.2	329.0

Summary of Diluted Headline Earnings Per Share

Diluted headline earnings per share are calculated by taking the following adjustments into account:

	Six months ended 30 June		Year ended 31 December
	2022	2021	2021
	pence	pence	pence

Diluted earnings per share	80.8	141.6	295.6
Effect of impairment of intangibles and property, plant and equipment, associates and held-for-sale assets (net of tax)	8.8	0.2	4.2
Effect of losses on disposal of property, plant and equipment, held-for-sale assets and sale and leaseback (net of tax)	(0.1)	(0.3)	(0.3)
Effect of impairment of subsidiaries transferred to held-for-sale (net of tax) and sale of subsidiaries	40.9	3.0	3.6
Effect of foreign exchange reclassification from reserves to the income statement	0.6	-	12.5
Issue of shares and changes in shareholding of associates	(0.4)	(0.3)	(0.3)
Diluted headline earnings per share	130.6	144.2	315.3

Summary of Reconciliation of Earnings to Headline Earnings

The following is a reconciliation of earnings to headline earnings, in accordance with the JSE Listing Requirements:

	Six months ended 30 June		Year ended 31 December
	2022	2021	2021
	£m	£m	£m

Earnings	1,836	3,250	6,789
Effect of impairment of intangibles and property, plant and equipment, associates and held-for-sale assets (net of tax)	199	6	96
Effect of losses on disposal of property, plant and equipment, held-for-sale assets and sale and leaseback (net of tax)	(2)	(7)	(8)
Effect of impairment of subsidiaries transferred to held-for-sale (net of tax) and sale of subsidiaries	929	69	83
Effect of foreign exchange reclassification from reserves to the income statement	14	-	289
Issue of shares and changes in shareholding of associates	(8)	(8)	(6)
Headline earnings	2,968	3,310	7,243